Average Annual Total Returns - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Russell1000GrowthIndex [Member]	Sep. 28, 2020
Average Annual Return:
1 Year	36.39%
5 Years	14.63%
10 Years	15.22%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.